Other Income, Net - Schedule of Other Income, Net (Details)	6 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 SGD ($)
Schedule of Other Income, Net [Abstract]
Gain on foreign currency exchange, net	$ 183	$ 143	$ 2,247
Operating lease modifications	40,525	31,584	7,025
Gain on disposal of property, plant and equipment	957	746	5,000
Rental income	20,670	16,109
Fair value change in financial instrument	3,031	2,362	9,162
Government grants	3,260	2,541	10,607
Interest income (Note 10)	122,223	95,256
Other income	9,917	7,729	3,146
Toal other income, net	$ 200,766	$ 156,470	$ 37,187